DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
Long-term Debt Including Related Party
(in thousands of $)	2012	2011
Total long-term debt due to third parties	704,519	400,574
Less: current portion of long-term debt due to third parties	(64,822)	(49,906)
Total long-term debt due to third parties	639,697	350,668
Total long-term debt due to related parties	34,953	222,310
Long-term debt	674,650	572,978

Outstanding Debt Repayable
The Partnership's outstanding debt as of December 31, 2012 is repayable as follows:

Year Ending December 31, (in thousands of $)
2013	64,822
2014	51,838
2015	79,782
2016	42,550
2017	276,355
2018 and thereafter	224,125
Total	739,472

Long-term Debt Instruments
At December 31, 2012, the maturity dates for the Partnership's debt were as follows:

(in thousands of $)	2012	2011	Maturity date
Mazo facility	13,521	38,932	2013
Golar LNG vendor financing loan - Golar Freeze	—	222,310	2014
High-yield bonds	233,804	—	2017
Golar LNG Partners credit facility	247,500	257,500	2018
Golar Freeze facility	89,647	104,142	2015/2018	*
NR Satu facility	155,000	—	2019
	739,472	622,884

*The Commercial Loan facility tranche matures in 2015 and the Exportfinans Loan facility tranche matures in 2018.